Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		72 Months Ended	75 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash flows from operating activities
Net loss	$ (5,542,000)	$ (4,638,000)	$ (15,131,681)	$ (5,135,618)	$ (26,627,858)	$ (32,169,000)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,000	0	0	7,260	33,014	34,000
Amortization of debt discount	500,000	476,000	1,768,093	655,881	2,423,974	2,924,000
Amortization of deferred financing fees	96,000	0	253,110	13,091	266,201	362,000
Amortization of intangibles	24,000	0	70,049	0	70,049	94,000
Stock issued for services	184,000	293,000	860,013	1,637,696	2,497,709	2,682,000
Loss on debt issuance	0	0	6,708,728	0	6,708,728	6,709,000
Loss on stock issuance	67,000	0	352,096	672,414	1,024,510	1,092,000
Loss on warrant issuance	3,867,000	0				3,867,000
Gain on disposal of equipment	0	0	0	1,129	(2,621)	(3,000)
Preferred stock Series C issued as compensation	0	0	38,550	0	38,550	39,000
Non-cash interest expense related to warrants and derivative	32,000	0	0	0	763,316	796,000
Common stock issued at conversion of Series A preferred stock	0	0	126,684	0	126,684	127,000
Gain on settlement of convertible note and warrants	0	0	0	0	(137,632)	(138,000)
Change in fair value of warrants and derivative liability	(666,000)	1,881,000	(271,191)	(485,006)	(1,148,597)	(1,815,000)
Stock-based compensation expense	202,000	508,000	743,689	383,604	1,808,720	2,011,000
Changes in assets and liabilities:
Related party liabilities and accrued interest	1,000	0	4,442	(147)	(139,345)	(139,000)
Clinical trial material	(500,000)	0				(500,000)
Prepaid expenses and other current assets	(25,000)	202,000	367,757	(166,025)	(133,766)	(159,000)
Accounts payable	560,000	257,000	87,719	1,184,118	3,478,376	4,038,000
Accrued liabilities and other non-current liabilities			548,705	77,477	743,732
Accrued liabilities and accrued interest	(60,000)	81,000				683,000
Net cash used in operating activities	(1,259,000)	(940,000)	(3,473,237)	(1,154,126)	(8,206,256)	(9,465,000)
Cash flows from investing activities
Acquisition of property and equipment	(9,000)	0	0	0	(40,392)	(49,000)
Acquisition of other assets	(500,000)	(35,000)	(70,000)	(55,000)	(125,000)	(625,000)
Security deposit write-off	0	1,000	0	(1,000)	(1,000)	(1,000)
Net cash used by investing activities	(509,000)	(34,000)	(70,000)	(56,000)	(166,392)	(675,000)
Cash flows from financing activities
Proceeds from borrowings	500,000	1,200,000	5,047,846	1,413,430	7,718,824	8,219,000
Repayment of borrowings	0	(143,000)	(303,715)	(47,000)	(450,715)	(451,000)
Proceeds from issuance of common stock	400,000	0	0	0	1,797,941	2,198,000
Proceeds from exercise of warrants	3,600,000	0	0	0	35	3,600,000
Proceeds from issuance of stock options	0	0	0	0	200,818	201,000
Proceeds from issuance of convertible preferred stock	0	0	0	0	540,000	540,000
Costs of financings			(325,434)	0	(401,621)
Net cash provided by financing activities	4,500,000	1,057,000	4,418,697	1,366,430	9,405,282	13,905,000
Net increase in cash and cash equivalents	2,732,000	83,000	875,460	156,304	1,032,634	3,765,000
Beginning of period	1,032,634	157,174	157,174	870	0	0
End of period	3,765,000	240,000	1,032,634	157,174	1,032,634	3,765,000
Supplemental schedule of non-cash activities:
Bifurcation of derivatives embedded in convertible notes	0	0	0	0	548,053	548,000
Beneficial conversion feature - Series D convertible preferred stock	0	0	320,500	0	320,500	321,000
Beneficial conversion feature - debt discount - convertible promissory notes	0	0	225,996	0	225,996	226,000
Relative fair value associated with senior secured convertible debentures issued with detachable warrants	0	0	1,938,930	0	1,938,930	1,939,000
Convertible promissory notes converted and associated reclassification of derivative liability	0	0	2,712,000	0	2,712,000	2,712,000
Convertible debentures converted and associated reclassification of derivative liabilities	7,778,000	0				7,778,000
Debt discount written off - associated with convertible promissory notes	(1,740,000)	0	(250,000)	0	(250,000)	(1,990,000)
Debt discount associated with convertible promissory notes - derivative liability	0	0	812,500	0	812,500	813,000
Stock warrants reclassified from liabilities to equity	0	0	0	0	39,142	39,000
Preferred stock issued in lieu of payment of payable	0	250,000	0	250,000	250,000	250,000
Preferred stock Series D issued for accounts payable	0	0	1,169,394	0	1,169,394	1,169,000
Convertible promissory notes issued for payables and accrued liabilities	0	15,000	123,410	305,932	653,037	653,000
Convertible notes payable issued for accounts payables	0	0	160,715	0	160,715	162,000
Issuance of warrants to investors	0	0	0	371,180	371,180	371,000
Stock issued for prepaid expenses			0	31,188	31,188
Stock issued for deferred funding fees	516,000	0				547,000
Payables forgiven for property and equipment	0	0	0	10,000	10,000	10,000
Stock issued to acquire intangible assets	0	79,000	79,000	477,143	556,143	556,000
Stock issued to satisfy accounts payable and accrued expenses	0	527,000	259,660	560,808	820,468	820,000
Stock issued for notes payable	0	0	2,200,000	0	2,200,000	2,200,000
Stock issued for convertible debt	11,000	538,000	1,559,195	964,982	2,524,177	2,435,000
Intrinsic value of beneficial conversion feature	0	0	0	224,985	224,985	225,000
Reclassification of warrants to APIC	0	0	0	2,032	2,032	2,000
Supplemental Cash Flow Information
Interest payments	$ 0	$ 0	$ 60,553	$ 0	$ 60,533	$ 61,000